Purchase Price Allocation on Preliminary Basis, and Resulting Impact on Predecessor's Equity (Detail) (USD $)	Sep. 30, 2014 Cherry Creek [Member]	Dec. 31, 2013 Predecessor [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member] Subsequent Event [Member] Cherry Creek [Member]
Business Acquisition [Line Items]
Land	$ 25,745,012	$ 16,504,845		$ 25,745,012
Building and improvements	15,771,277	36,579,472		20,144,126
Lease intangible asset	12,009,085	14,619,615		12,009,085
Lease intangible liability	(249,409)			(249,409)
Net working capital assumed	(815,378)	(1,233,521)		(815,378)
Fair value of assets and liabilities at acquisition	56,833,436	71,313,835	56,833,436	56,833,436
Mortgage loan obtained in connection with acquisition				(50,000,000)
Elimination of investment in Cherry Creek				(4,337,899)
Deferred financing costs				1,172,764
Net increase in equity				$ 3,668,301